PRINCIPAL ACCOUNTING POLICIES - Contract Balance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PRINCIPAL ACCOUNTING POLICIES
Revenue recognized from beginning balance	¥ 125,428	¥ 145,644	¥ 182,620
Changes in deferred revenue
Balance at beginning of the year	183,138	247,437	228,356
Additions to deferred revenue	303,373	332,819	443,097
Recognition of deferred revenue	(340,221)	(331,190)	(424,016)
Deconsolidation of CEIBS Publishing Group		(65,928)
Balance at end of the year	¥ 146,290	¥ 183,138	¥ 247,437